Offerings	Oct. 02, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, par value $0.0001 per share and one Right entitling the holder to receive one-fifth (1/5) of one Class A ordinary share
Maximum Aggregate Offering Price	$ 23,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,176.30
Offering Note	The Registrant previously registered securities having a proposed maximum aggregate offering price of $119,025,000 on its Registration Statement on Form S-1, as amended (File No. 333-289587), which was declared effective by the Securities and Exchange Commission on September 30, 2025. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $23,805,000 is hereby registered.Represents only the additional number of securities being registered. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333-289587). Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.Assumes the full exercise of the underwriters’ over-allotment option.The proposed maximum offering price per share and the proposed maximum aggregate offering price was estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share, included as part of the Units(3)
Amount Registered | shares	2,300,000
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	The Registrant previously registered securities having a proposed maximum aggregate offering price of $119,025,000 on its Registration Statement on Form S-1, as amended (File No. 333-289587), which was declared effective by the Securities and Exchange Commission on September 30, 2025. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $23,805,000 is hereby registered.Represents only the additional number of securities being registered. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333-289587). Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.No fee pursuant to Rule 457(g) under the Securities Act.Assumes the full exercise of the underwriters’ over-allotment option.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rights included as part of the Units(3)
Amount Registered | shares	2,300,000
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	The Registrant previously registered securities having a proposed maximum aggregate offering price of $119,025,000 on its Registration Statement on Form S-1, as amended (File No. 333-289587), which was declared effective by the Securities and Exchange Commission on September 30, 2025. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $23,805,000 is hereby registered.Represents only the additional number of securities being registered. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333-289587). Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.No fee pursuant to Rule 457(g) under the Securities Act.Assumes the full exercise of the underwriters’ over-allotment option.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying Rights included as part of the Units(3)
Amount Registered | shares	460,000
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	The Registrant previously registered securities having a proposed maximum aggregate offering price of $119,025,000 on its Registration Statement on Form S-1, as amended (File No. 333-289587), which was declared effective by the Securities and Exchange Commission on September 30, 2025. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $23,805,000 is hereby registered.Represents only the additional number of securities being registered. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333-289587). Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.No fee pursuant to Rule 457(g) under the Securities Act.Assumes the full exercise of the underwriters’ over-allotment option.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Representative Shares
Maximum Aggregate Offering Price	$ 805,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 111.17
Offering Note	The Registrant previously registered securities having a proposed maximum aggregate offering price of $119,025,000 on its Registration Statement on Form S-1, as amended (File No. 333-289587), which was declared effective by the Securities and Exchange Commission on September 30, 2025. In accordance with Rule 462(b) under the Securities Act, an additional number of securities having a proposed maximum offering price of $23,805,000 is hereby registered.Represents only the additional number of securities being registered. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333-289587). Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.No fee pursuant to Rule 457(g) under the Securities Act.Assumes the full exercise of the underwriters’ over-allotment option.The proposed maximum offering price per share and the proposed maximum aggregate offering price was estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act.